RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Balances:

	As of	As of
	February 29,	February 28,
	2024	2025
Amounts due from related parties, current (i)	$343	$37
Amounts due from related parties, non-current (i)	$59	$96
Amounts due to related parties, current (ii)	$96	$93

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Service fees	$299	$207	$753
Other revenues	$339	$488	$36
(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal years 2023, 2024 and 2025, the Group recorded $293, $61 and nil impairment loss on the amounts due from related parties.

(ii)	The amounts due to related parties primarily related to service fees payable to related parties.